Fair Value Measurements (Fair Value Techniques) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	$ 2,293	$ 1,428
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer Financing Notes Receivable	220	226
Short-term Debt	2,293	1,428
Long-term debt (excluding capitalized leases)	40,883	43,703
Long-term liabilities	334	505
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer Financing Notes Receivable	220	219
Short-term Debt	2,293	1,428
Long-term debt (excluding capitalized leases)	45,887	43,710
Long-term liabilities	320	464
Level 1 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer Financing Notes Receivable	0	0
Short-term Debt	0	0
Long-term debt (excluding capitalized leases)	0	0
Long-term liabilities	0	0
Level 2 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer Financing Notes Receivable	220	219
Short-term Debt	0	1,258
Long-term debt (excluding capitalized leases)	45,802	43,620
Long-term liabilities	320	464
Level 3 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer Financing Notes Receivable	0	0
Short-term Debt	2,293	170
Long-term debt (excluding capitalized leases)	85	90
Long-term liabilities	$ 0	$ 0